Deferred Revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Deferred Revenue
36.	DEFERRED REVENUE

Deferred revenue mainly represents the unused portion of subscriber points and the unamortized portion of government grants.

	2017	2018
Balance at December 31, 2016 and 2017	3,367	3,370
- Impact on initial application of IFRS 15	—	(1,093)

Balance at January 1, 2017 and 2018	3,367	2,277
Additions for the year
- subscriber points	813	—
- government grants	513	972
- others	36	831

	1,362	1,803
Reductions for the year
- usage of subscriber points	(703)	—
- recognition of government grants in profit or loss and other reductions	(507)	(323)
- others	(149)	(70)

Balance at end of the year	3,370	3,687

Representing:
- current portion	350	78
- non-current portion	3,020	3,609

	3,370	3,687